Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instruments
Financial Instruments
Assets at fair value		$ 4,592
Open Ended Fund
Financial Instruments
Assets at fair value	$ 1,135,803	4,688,202
Other Equity Instruments
Financial Instruments
Assets at fair value	5,397,504	5,751,001
Warrants issued by UHI
Financial Instruments
Assets at fair value		33,775,451
Recurring basis
Financial Instruments
Assets at fair value	6,533,307	44,219,246
Liabilities at fair value	3,476,223
Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value	3,476,223
Recurring basis | FVOCIL
Financial Instruments
Liabilities at fair value		915,290
Recurring basis | Open Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	1,135,803	4,688,202
Recurring basis | Other Equity Instruments | FVOCIL
Financial Instruments
Assets at fair value	5,397,504	5,751,001
Recurring basis | Derivative financial instruments | FVOCIL
Financial Instruments
Assets at fair value		4,592
Liabilities at fair value		915,290
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Financial Instruments
Assets at fair value	5,397,504	5,751,001
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Other Equity Instruments | FVOCIL
Financial Instruments
Assets at fair value	5,397,504	5,751,001
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis
Financial Instruments
Assets at fair value	1,135,803	4,692,794
Liabilities at fair value	3,476,223
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value	3,476,223
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | FVOCIL
Financial Instruments
Liabilities at fair value		915,290
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Open Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	$ 1,135,803	4,688,202
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments | FVOCIL
Financial Instruments
Assets at fair value		4,592
Liabilities at fair value		915,290
Internal Models with Significant Unobservable Inputs (Level 3)
Financial Instruments
Assets at fair value		33,775,451	$ 34,921,530
Internal Models with Significant Unobservable Inputs (Level 3) | Recurring basis
Financial Instruments
Assets at fair value		33,775,451
UHI | Warrants issued by UHI
Financial Instruments
Assets at fair value		33,775,451
UHI | Recurring basis | Warrants issued by UHI | FVOCIL
Financial Instruments
Assets at fair value		33,775,451
UHI | Internal Models with Significant Unobservable Inputs (Level 3) | Recurring basis | Warrants issued by UHI | FVOCIL
Financial Instruments
Assets at fair value		$ 33,775,451